Investments in associates (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current Assets	$ 11,862	$ 4,688
non current assets	188,737	162,330
Current liabilities	1,308	5,116
Net assets	200,599	$ 167,018
Dolly Varden [Member]
Statement [Line Items]
Current Assets	28,914
non current assets	155,198
Current liabilities	(4,100)
Non-current liabilities	0
Net assets	180,012
Company's equity share of net assets of associate	42,303
UMS [Member]
Statement [Line Items]
Current Assets	879
non current assets	2,750
Current liabilities	(1,654)
Non-current liabilities	1,467
Net assets	508
Company's equity share of net assets of associate	$ 127